PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited)
as of January 31, 2024
Description	Shares	Value
Short-Term Investment 77.9%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 5.560%) (cost $30,452,637)(wb)	30,452,637	$30,452,637

TOTAL INVESTMENTS 77.9% (cost $30,452,637)		30,452,637
Other assets in excess of liabilities(z) 22.1%		8,648,232

Net Assets 100.0%		$39,100,869

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
EUR—Euro
GBP—British Pound
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli Shekel
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
NOK—Norwegian Krone
NZD—New Zealand Dollar
PHP—Philippine Peso
PLN—Polish Zloty
SEK—Swedish Krona
SGD—Singapore Dollar
THB—Thai Baht
TWD—New Taiwanese Dollar
ZAR—South African Rand

ASX—Australian Securities Exchange
BTP—Buoni del Tesoro Poliennali
CAC40—French Stock Market Index
CBOE—Chicago Board Options Exchange
CME—Chicago Mercantile Exchange
EURIBOR—Euro Interbank Offered Rate
FTSE—Financial Times Stock Exchange
MSC—Morgan Stanley & Co. LLC
NASDAQ—National Association of Securities Dealers Automated Quotations

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of January 31, 2024
OAT—Obligations Assimilables du Tresor
OTC—Over-the-counter
S&P—Standard & Poor’s
SGX—Singapore Exchange
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
SPI—Share Price Index
STOXX—Stock Index of the Eurozone
TOPIX—Tokyo Stock Price Index
TSX—Toronto Stock Exchange

(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at January 31, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
5	90 Day ASX Bank Bill	Mar. 2025	$3,250,594	$2,294
1	3 Month Euro EURIBOR	Sep. 2024	262,664	54
2	3 Month SONIA Index	Dec. 2024	606,181	(34)
16	3 Month SONIA Index	Jun. 2025	4,880,372	7,286
72	2 Year U.S. Treasury Notes	Mar. 2024	14,807,250	13,493
58	3 Year Australian Treasury Bonds	Mar. 2024	4,069,299	14,574
11	5 Year Euro-Bobl	Mar. 2024	1,409,049	6,823
45	5 Year U.S. Treasury Notes	Mar. 2024	4,877,578	28,036
5	10 Year Canadian Government Bonds	Mar. 2024	452,490	3,503
5	10 Year Euro-Bund	Mar. 2024	734,065	4,914
2	10 Year Japanese Bonds	Mar. 2024	1,987,362	(5,916)
14	ASX SPI 200 Index	Mar. 2024	1,754,967	37,737
6	CAC40 10 Euro	Feb. 2024	497,533	12,801
93	Euro Schatz Index	Mar. 2024	10,672,637	20,003
13	Euro STOXX 50 Index	Mar. 2024	655,391	20,219
3	Euro-BTP Italian Government Bond	Mar. 2024	385,745	5,509
6	Euro-OAT	Mar. 2024	845,410	5,735
10	FTSE 100 Index	Mar. 2024	966,823	7,437
6	NASDAQ 100 E-Mini Index	Mar. 2024	2,069,070	(18,536)
12	Nikkei 225 (SGX)	Mar. 2024	1,481,044	13,718
6	Russell 2000 E-Mini Index	Mar. 2024	586,770	(8,211)
10	S&P 500 E-Mini Index	Mar. 2024	2,435,250	(22,555)
7	S&P/TSX 60 Index	Mar. 2024	1,323,307	5,418
9	TOPIX Index	Mar. 2024	1,561,455	24,573
				178,875

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of January 31, 2024
Futures contracts outstanding at January 31, 2024 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions:
4	90 Day ASX Bank Bill	Sep. 2024	$2,598,761	$(1,240)
1	3 Month CME SOFR	Dec. 2024	239,538	(252)
18	10 Year Australian Treasury Bonds	Mar. 2024	1,371,339	(16,187)
4	10 Year U.K. Gilt	Mar. 2024	506,768	(6,872)
1	10 Year U.S. Treasury Notes	Mar. 2024	112,328	(408)
6	20 Year U.S. Treasury Bonds	Mar. 2024	734,062	(12,320)
6	30 Year U.S. Ultra Treasury Bonds	Mar. 2024	775,312	(20,039)
4	CBOE Volatility Index	Feb. 2024	59,494	137
3	CBOE Volatility Index	Mar. 2024	47,024	(281)
4	CBOE Volatility Index	Apr. 2024	65,708	(672)
2	CBOE Volatility Index	May 2024	33,396	50
				(58,084)
				$120,791
Forward foreign currency exchange contracts outstanding at January 31, 2024:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 02/21/24	MSC	AUD	1,130	$746,397	$741,877	$—	$(4,520)
Expiring 02/21/24	MSC	AUD	280	187,746	183,828	—	(3,918)
Expiring 02/21/24	MSC	AUD	240	158,283	157,567	—	(716)
Expiring 02/21/24	MSC	AUD	170	112,257	111,610	—	(647)
Expiring 02/21/24	MSC	AUD	170	112,117	111,610	—	(507)
Expiring 02/21/24	MSC	AUD	140	93,229	91,914	—	(1,315)
Expiring 02/21/24	MSC	AUD	120	79,911	78,784	—	(1,127)
Expiring 02/21/24	MSC	AUD	100	66,974	65,653	—	(1,321)
Expiring 02/21/24	MSC	AUD	90	59,275	59,087	—	(188)
Expiring 02/21/24	MSC	AUD	90	58,888	59,088	200	—
Expiring 02/21/24	MSC	AUD	80	52,679	52,523	—	(156)
Expiring 02/21/24	MSC	AUD	50	32,856	32,827	—	(29)
Expiring 02/21/24	MSC	AUD	50	32,982	32,826	—	(156)
Expiring 02/21/24	MSC	AUD	20	13,362	13,131	—	(231)
Expiring 02/21/24	MSC	AUD	20	13,318	13,130	—	(188)
Expiring 02/21/24	MSC	AUD	10	6,697	6,565	—	(132)
Expiring 02/21/24	MSC	AUD	10	6,586	6,566	—	(20)

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of January 31, 2024
Forward foreign currency exchange contracts outstanding at January 31, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real,
Expiring 02/02/24	MSC	BRL	4,885	$1,000,000	$985,649	$—	$(14,351)
Expiring 02/02/24	MSC	BRL	1,563	320,000	315,408	—	(4,592)
Expiring 02/02/24	MSC	BRL	245	50,000	49,419	—	(581)
Expiring 02/02/24	MSC	BRL	243	50,000	48,946	—	(1,054)
Expiring 02/02/24	MSC	BRL	196	40,000	39,503	—	(497)
Expiring 02/02/24	MSC	BRL	195	40,000	39,426	—	(574)
Expiring 02/02/24	MSC	BRL	147	30,000	29,664	—	(336)
Expiring 02/02/24	MSC	BRL	147	30,000	29,566	—	(434)
Expiring 02/02/24	MSC	BRL	146	30,000	29,509	—	(491)
Expiring 02/02/24	MSC	BRL	99	20,000	20,004	4	—
Expiring 02/02/24	MSC	BRL	98	20,000	19,728	—	(272)
Expiring 02/02/24	MSC	BRL	98	20,000	19,723	—	(277)
Expiring 02/02/24	MSC	BRL	97	20,000	19,575	—	(425)
Expiring 02/02/24	MSC	BRL	52	10,628	10,554	—	(74)
Expiring 02/02/24	MSC	BRL	50	10,000	10,053	53	—
Expiring 02/02/24	MSC	BRL	49	10,000	9,896	—	(104)
Expiring 02/02/24	MSC	BRL	49	10,000	9,894	—	(106)
Expiring 02/02/24	MSC	BRL	49	10,000	9,894	—	(106)
Expiring 02/02/24	MSC	BRL	49	10,000	9,880	—	(120)
Expiring 02/02/24	MSC	BRL	49	10,000	9,921	—	(79)
Expiring 02/02/24	MSC	BRL	49	10,000	9,897	—	(103)
Expiring 02/02/24	MSC	BRL	49	10,000	9,931	—	(69)
Expiring 02/02/24	MSC	BRL	49	10,000	9,951	—	(49)
Expiring 02/02/24	MSC	BRL	49	10,000	9,794	—	(206)
Expiring 03/04/24	MSC	BRL	3,700	750,000	744,603	—	(5,397)
Expiring 03/04/24	MSC	BRL	543	110,000	109,208	—	(792)
Expiring 03/04/24	MSC	BRL	148	30,000	29,784	—	(216)
Expiring 03/04/24	MSC	BRL	99	20,000	19,847	—	(153)
Expiring 03/04/24	MSC	BRL	50	10,000	10,054	54	—
Expiring 03/04/24	MSC	BRL	49	10,000	9,925	—	(75)
Expiring 03/04/24	MSC	BRL	49	10,000	9,922	—	(78)
Expiring 03/04/24	MSC	BRL	49	10,000	9,959	—	(41)
Expiring 03/04/24	MSC	BRL	49	10,000	9,939	—	(61)
British Pound,
Expiring 02/21/24	MSC	GBP	1,480	1,883,954	1,875,933	—	(8,021)
Expiring 02/21/24	MSC	GBP	1,460	1,858,495	1,850,582	—	(7,913)
Expiring 02/21/24	MSC	GBP	680	865,600	861,915	—	(3,685)
Expiring 02/21/24	MSC	GBP	290	369,153	367,581	—	(1,572)
Expiring 02/21/24	MSC	GBP	160	203,588	202,803	—	(785)

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of January 31, 2024
Forward foreign currency exchange contracts outstanding at January 31, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 02/21/24	MSC	GBP	150	$190,107	$190,128	$21	$—
Expiring 02/21/24	MSC	GBP	120	152,830	152,103	—	(727)
Expiring 02/21/24	MSC	GBP	110	140,244	139,427	—	(817)
Expiring 02/21/24	MSC	GBP	110	140,403	139,427	—	(976)
Expiring 02/21/24	MSC	GBP	110	139,388	139,428	40	—
Expiring 02/21/24	MSC	GBP	90	114,565	114,077	—	(488)
Expiring 02/21/24	MSC	GBP	90	114,155	114,077	—	(78)
Expiring 02/21/24	MSC	GBP	90	114,294	114,076	—	(218)
Expiring 02/21/24	MSC	GBP	80	101,348	101,402	54	—
Expiring 02/21/24	MSC	GBP	70	88,917	88,727	—	(190)
Expiring 02/21/24	MSC	GBP	70	88,680	88,727	47	—
Expiring 02/21/24	MSC	GBP	60	75,979	76,051	72	—
Expiring 02/21/24	MSC	GBP	40	51,056	50,701	—	(355)
Expiring 02/21/24	MSC	GBP	40	50,735	50,701	—	(34)
Expiring 02/21/24	MSC	GBP	30	38,207	38,025	—	(182)
Expiring 02/21/24	MSC	GBP	30	38,173	38,026	—	(147)
Expiring 02/21/24	MSC	GBP	30	37,890	38,025	135	—
Expiring 02/21/24	MSC	GBP	30	38,145	38,026	—	(119)
Expiring 02/21/24	MSC	GBP	30	38,117	38,026	—	(91)
Expiring 02/21/24	MSC	GBP	30	38,207	38,025	—	(182)
Expiring 02/21/24	MSC	GBP	30	38,018	38,026	8	—
Expiring 02/21/24	MSC	GBP	20	25,260	25,350	90	—
Expiring 02/21/24	MSC	GBP	20	25,472	25,351	—	(121)
Expiring 02/21/24	MSC	GBP	20	25,459	25,350	—	(109)
Expiring 02/21/24	MSC	GBP	10	12,673	12,676	3	—
Expiring 02/21/24	MSC	GBP	10	12,724	12,675	—	(49)
Expiring 02/21/24	MSC	GBP	10	12,669	12,676	7	—
Expiring 02/21/24	MSC	GBP	10	12,669	12,676	7	—
Expiring 02/21/24	MSC	GBP	10	12,699	12,675	—	(24)
Expiring 02/21/24	MSC	GBP	10	12,663	12,675	12	—
Expiring 02/21/24	MSC	GBP	10	12,669	12,676	7	—
Expiring 02/21/24	MSC	GBP	10	12,736	12,675	—	(61)
Canadian Dollar,
Expiring 02/21/24	MSC	CAD	458	340,068	340,425	357	—
Expiring 02/21/24	MSC	CAD	391	290,035	291,219	1,184	—
Expiring 02/21/24	MSC	CAD	284	210,069	211,443	1,374	—
Expiring 02/21/24	MSC	CAD	215	160,029	160,231	202	—
Expiring 02/21/24	MSC	CAD	161	120,000	120,101	101	—
Expiring 02/21/24	MSC	CAD	161	120,030	119,462	—	(568)

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of January 31, 2024
Forward foreign currency exchange contracts outstanding at January 31, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar (cont’d.),
Expiring 02/21/24	MSC	CAD	148	$110,089	$110,306	$217	$—
Expiring 02/21/24	MSC	CAD	121	90,028	90,114	86	—
Expiring 02/21/24	MSC	CAD	121	90,027	90,175	148	—
Expiring 02/21/24	MSC	CAD	81	59,934	59,962	28	—
Expiring 02/21/24	MSC	CAD	80	60,047	59,750	—	(297)
Expiring 02/21/24	MSC	CAD	67	50,006	49,876	—	(130)
Expiring 02/21/24	MSC	CAD	67	49,932	49,899	—	(33)
Expiring 02/21/24	MSC	CAD	41	30,009	30,155	146	—
Expiring 02/21/24	MSC	CAD	40	29,986	29,966	—	(20)
Expiring 02/21/24	MSC	CAD	27	20,008	20,029	21	—
Expiring 02/21/24	MSC	CAD	27	20,004	20,078	74	—
Expiring 02/21/24	MSC	CAD	27	20,001	20,098	97	—
Expiring 02/21/24	MSC	CAD	27	19,968	19,960	—	(8)
Expiring 02/21/24	MSC	CAD	14	9,998	10,047	49	—
Expiring 02/21/24	MSC	CAD	14	10,003	10,047	44	—
Expiring 02/21/24	MSC	CAD	13	10,001	9,975	—	(26)
Expiring 02/21/24	MSC	CAD	13	10,002	10,039	37	—
Expiring 02/21/24	MSC	CAD	13	10,003	10,011	8	—
Expiring 02/21/24	MSC	CAD	13	10,001	10,042	41	—
Expiring 02/21/24	MSC	CAD	13	10,003	10,013	10	—
Expiring 02/21/24	MSC	CAD	13	10,004	10,000	—	(4)
Chilean Peso,
Expiring 02/22/24	MSC	CLP	18,571	20,000	19,933	—	(67)
Expiring 02/22/24	MSC	CLP	9,300	10,000	9,982	—	(18)
Expiring 02/22/24	MSC	CLP	9,238	10,000	9,916	—	(84)
Chinese Renminbi,
Expiring 02/21/24	MSC	CNH	216	30,078	30,023	—	(55)
Expiring 02/21/24	MSC	CNH	144	20,038	20,126	88	—
Expiring 02/21/24	MSC	CNH	143	20,035	19,946	—	(89)
Expiring 02/21/24	MSC	CNH	143	20,026	19,972	—	(54)
Expiring 02/21/24	MSC	CNH	72	10,019	10,058	39	—
Expiring 02/21/24	MSC	CNH	72	10,022	10,004	—	(18)
Expiring 02/21/24	MSC	CNH	72	10,008	10,003	—	(5)
Expiring 02/21/24	MSC	CNH	72	10,019	10,051	32	—
Expiring 02/21/24	MSC	CNH	72	10,017	10,067	50	—
Colombian Peso,
Expiring 02/22/24	MSC	COP	159,376	40,000	40,753	753	—
Expiring 02/22/24	MSC	COP	79,305	20,000	20,279	279	—
Expiring 02/22/24	MSC	COP	39,512	10,000	10,103	103	—

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of January 31, 2024
Forward foreign currency exchange contracts outstanding at January 31, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Czech Koruna,
Expiring 02/21/24	MSC	CZK	745	$32,562	$32,410	$—	$(152)
Expiring 02/21/24	MSC	CZK	745	32,670	32,386	—	(284)
Expiring 02/21/24	MSC	CZK	745	32,580	32,401	—	(179)
Expiring 02/21/24	MSC	CZK	743	32,552	32,300	—	(252)
Expiring 02/21/24	MSC	CZK	740	32,843	32,201	—	(642)
Expiring 02/21/24	MSC	CZK	498	21,694	21,651	—	(43)
Expiring 02/21/24	MSC	CZK	496	21,728	21,570	—	(158)
Expiring 02/21/24	MSC	CZK	248	10,888	10,793	—	(95)
Expiring 02/21/24	MSC	CZK	248	10,869	10,767	—	(102)
Expiring 02/21/24	MSC	CZK	247	10,906	10,727	—	(179)
Expiring 02/21/24	MSC	CZK	247	10,848	10,764	—	(84)
Expiring 02/21/24	MSC	CZK	247	10,906	10,727	—	(179)
Expiring 02/21/24	MSC	CZK	1	31	31	—	—
Expiring 02/21/24	MSC	CZK	—*	4	4	—	—
Euro,
Expiring 02/21/24	MSC	EUR	450	493,448	486,765	—	(6,683)
Expiring 02/21/24	MSC	EUR	90	98,861	97,353	—	(1,508)
Expiring 02/21/24	MSC	EUR	80	87,731	86,537	—	(1,194)
Expiring 02/21/24	MSC	EUR	70	76,719	75,719	—	(1,000)
Expiring 02/21/24	MSC	EUR	70	76,332	75,719	—	(613)
Expiring 02/21/24	MSC	EUR	70	76,103	75,719	—	(384)
Expiring 02/21/24	MSC	EUR	70	76,279	75,720	—	(559)
Expiring 02/21/24	MSC	EUR	70	76,347	75,720	—	(627)
Expiring 02/21/24	MSC	EUR	70	76,855	75,719	—	(1,136)
Expiring 02/21/24	MSC	EUR	60	65,415	64,902	—	(513)
Expiring 02/21/24	MSC	EUR	60	65,232	64,903	—	(329)
Expiring 02/21/24	MSC	EUR	50	54,360	54,085	—	(275)
Expiring 02/21/24	MSC	EUR	40	43,470	43,269	—	(201)
Expiring 02/21/24	MSC	EUR	40	43,504	43,268	—	(236)
Expiring 02/21/24	MSC	EUR	40	43,514	43,268	—	(246)
Expiring 02/21/24	MSC	EUR	40	43,938	43,268	—	(670)
Expiring 02/21/24	MSC	EUR	20	21,969	21,634	—	(335)
Expiring 02/21/24	MSC	EUR	20	21,744	21,634	—	(110)
Expiring 02/21/24	MSC	EUR	20	21,757	21,634	—	(123)
Expiring 02/21/24	MSC	EUR	20	21,920	21,634	—	(286)
Expiring 02/21/24	MSC	EUR	20	21,794	21,634	—	(160)
Expiring 02/21/24	MSC	EUR	20	21,969	21,634	—	(335)
Expiring 02/21/24	MSC	EUR	20	21,948	21,634	—	(314)
Expiring 02/21/24	MSC	EUR	10	10,879	10,817	—	(62)

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of January 31, 2024
Forward foreign currency exchange contracts outstanding at January 31, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 02/21/24	MSC	EUR	10	$10,897	$10,817	$—	$(80)
Expiring 02/21/24	MSC	EUR	10	10,872	10,817	—	(55)
Expiring 02/21/24	MSC	EUR	10	10,960	10,817	—	(143)
Expiring 02/21/24	MSC	EUR	10	10,966	10,817	—	(149)
Expiring 02/21/24	MSC	EUR	10	10,984	10,817	—	(167)
Expiring 02/21/24	MSC	EUR	10	10,872	10,817	—	(55)
Hungarian Forint,
Expiring 02/21/24	MSC	HUF	18,953	54,571	53,243	—	(1,328)
Expiring 02/21/24	MSC	HUF	7,699	21,505	21,627	122	—
Expiring 02/21/24	MSC	HUF	7,642	21,666	21,468	—	(198)
Expiring 02/21/24	MSC	HUF	7,573	21,777	21,273	—	(504)
Expiring 02/21/24	MSC	HUF	3,792	10,863	10,652	—	(211)
Indian Rupee,
Expiring 02/22/24	MSC	INR	11,617	140,000	139,727	—	(273)
Expiring 02/22/24	MSC	INR	10,789	130,000	129,767	—	(233)
Expiring 02/22/24	MSC	INR	10,789	130,000	129,763	—	(237)
Expiring 02/22/24	MSC	INR	9,958	120,000	119,775	—	(225)
Expiring 02/22/24	MSC	INR	9,957	120,000	119,760	—	(240)
Expiring 02/22/24	MSC	INR	5,820	70,000	70,000	—	—
Expiring 02/22/24	MSC	INR	5,819	70,000	69,991	—	(9)
Expiring 02/22/24	MSC	INR	5,816	70,000	69,958	—	(42)
Expiring 02/22/24	MSC	INR	4,979	60,000	59,883	—	(117)
Expiring 02/22/24	MSC	INR	4,979	60,000	59,884	—	(116)
Expiring 02/22/24	MSC	INR	4,160	50,000	50,039	39	—
Expiring 02/22/24	MSC	INR	1,664	20,000	20,016	16	—
Expiring 02/22/24	MSC	INR	1,664	20,000	20,013	13	—
Expiring 02/22/24	MSC	INR	1,663	20,000	20,000	—	—
Expiring 02/22/24	MSC	INR	832	10,000	10,008	8	—
Expiring 02/22/24	MSC	INR	831	10,000	9,994	—	(6)
Expiring 02/22/24	MSC	INR	831	10,000	10,000	—	—
Expiring 02/22/24	MSC	INR	830	10,000	9,981	—	(19)
Indonesian Rupiah,
Expiring 02/21/24	MSC	IDR	157,878	10,000	10,007	7	—
Expiring 02/21/24	MSC	IDR	156,362	10,000	9,910	—	(90)
Israeli Shekel,
Expiring 02/21/24	MSC	ILS	219	59,797	60,062	265	—
Expiring 02/21/24	MSC	ILS	37	9,977	10,116	139	—
Expiring 02/21/24	MSC	ILS	37	9,890	10,229	339	—

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of January 31, 2024
Forward foreign currency exchange contracts outstanding at January 31, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen,
Expiring 02/21/24	MSC	JPY	62,960	$430,367	$429,263	$—	$(1,104)
Expiring 02/21/24	MSC	JPY	60,641	411,507	413,456	1,949	—
Expiring 02/21/24	MSC	JPY	55,986	384,098	381,713	—	(2,385)
Expiring 02/21/24	MSC	JPY	28,142	190,811	191,875	1,064	—
Expiring 02/21/24	MSC	JPY	23,295	160,946	158,825	—	(2,121)
Expiring 02/21/24	MSC	JPY	17,390	120,700	118,568	—	(2,132)
Expiring 02/21/24	MSC	JPY	16,178	110,228	110,305	77	—
Expiring 02/21/24	MSC	JPY	16,007	110,594	109,137	—	(1,457)
Expiring 02/21/24	MSC	JPY	14,816	100,317	101,015	698	—
Expiring 02/21/24	MSC	JPY	14,747	100,008	100,545	537	—
Expiring 02/21/24	MSC	JPY	13,320	90,328	90,815	487	—
Expiring 02/21/24	MSC	JPY	7,437	50,354	50,705	351	—
Expiring 02/21/24	MSC	JPY	7,403	50,201	50,472	271	—
Expiring 02/21/24	MSC	JPY	7,380	50,149	50,318	169	—
Expiring 02/21/24	MSC	JPY	4,450	30,128	30,338	210	—
Expiring 02/21/24	MSC	JPY	4,429	30,101	30,200	99	—
Expiring 02/21/24	MSC	JPY	4,365	30,156	29,759	—	(397)
Expiring 02/21/24	MSC	JPY	2,963	20,092	20,200	108	—
Expiring 02/21/24	MSC	JPY	2,957	20,055	20,163	108	—
Expiring 02/21/24	MSC	JPY	2,927	20,011	19,960	—	(51)
Expiring 02/21/24	MSC	JPY	1,483	10,060	10,108	48	—
Expiring 02/21/24	MSC	JPY	1,482	10,136	10,106	—	(30)
Expiring 02/21/24	MSC	JPY	1,479	10,031	10,085	54	—
Expiring 02/21/24	MSC	JPY	1,479	10,027	10,081	54	—
Expiring 02/21/24	MSC	JPY	1,478	10,023	10,077	54	—
Expiring 02/21/24	MSC	JPY	1,478	10,027	10,074	47	—
Expiring 02/21/24	MSC	JPY	1,476	10,030	10,064	34	—
Expiring 02/21/24	MSC	JPY	1,470	10,052	10,022	—	(30)
Mexican Peso,
Expiring 02/21/24	MSC	MXN	20,863	1,220,000	1,207,656	—	(12,344)
Expiring 02/21/24	MSC	MXN	4,959	290,000	287,066	—	(2,934)
Expiring 02/21/24	MSC	MXN	1,368	80,000	79,191	—	(809)
Expiring 02/21/24	MSC	MXN	688	39,780	39,814	34	—
Expiring 02/21/24	MSC	MXN	674	39,744	39,034	—	(710)
Expiring 02/21/24	MSC	MXN	511	29,846	29,577	—	(269)
Expiring 02/21/24	MSC	MXN	346	19,885	20,002	117	—
Expiring 02/21/24	MSC	MXN	342	19,888	19,818	—	(70)
Expiring 02/21/24	MSC	MXN	173	9,942	10,000	58	—
Expiring 02/21/24	MSC	MXN	172	9,928	9,954	26	—

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of January 31, 2024
Forward foreign currency exchange contracts outstanding at January 31, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 02/21/24	MSC	MXN	171	$9,944	$9,909	$—	$(35)
Expiring 02/21/24	MSC	MXN	169	9,932	9,778	—	(154)
Expiring 02/21/24	MSC	MXN	169	9,936	9,756	—	(180)
Expiring 02/21/24	MSC	MXN	169	9,932	9,778	—	(154)
Expiring 02/21/24	MSC	MXN	169	9,936	9,758	—	(178)
Expiring 02/21/24	MSC	MXN	169	9,935	9,757	—	(178)
New Taiwanese Dollar,
Expiring 02/21/24	MSC	TWD	4,632	150,000	148,486	—	(1,514)
Expiring 02/21/24	MSC	TWD	4,403	140,000	141,124	1,124	—
Expiring 02/21/24	MSC	TWD	1,892	60,000	60,661	661	—
Expiring 02/21/24	MSC	TWD	1,577	50,000	50,562	562	—
Expiring 02/21/24	MSC	TWD	1,577	50,000	50,551	551	—
Expiring 02/21/24	MSC	TWD	1,257	40,000	40,306	306	—
Expiring 02/21/24	MSC	TWD	1,248	40,000	40,008	8	—
Expiring 02/21/24	MSC	TWD	1,247	40,000	39,979	—	(21)
Expiring 02/21/24	MSC	TWD	936	30,000	29,989	—	(11)
Expiring 02/21/24	MSC	TWD	936	30,000	30,007	7	—
Expiring 02/21/24	MSC	TWD	934	30,000	29,941	—	(59)
Expiring 02/21/24	MSC	TWD	933	30,000	29,903	—	(97)
Expiring 02/21/24	MSC	TWD	631	20,000	20,227	227	—
Expiring 02/21/24	MSC	TWD	625	20,000	20,032	32	—
Expiring 02/21/24	MSC	TWD	312	10,000	9,998	—	(2)
Expiring 02/21/24	MSC	TWD	311	10,000	9,967	—	(33)
Expiring 02/21/24	MSC	TWD	311	10,000	9,981	—	(19)
Expiring 02/21/24	MSC	TWD	309	10,000	9,895	—	(105)
New Zealand Dollar,
Expiring 02/21/24	MSC	NZD	2,560	1,597,044	1,564,861	—	(32,183)
Expiring 02/21/24	MSC	NZD	740	459,059	452,342	—	(6,717)
Expiring 02/21/24	MSC	NZD	250	152,629	152,818	189	—
Expiring 02/21/24	MSC	NZD	250	155,961	152,818	—	(3,143)
Expiring 02/21/24	MSC	NZD	220	137,246	134,480	—	(2,766)
Expiring 02/21/24	MSC	NZD	220	137,246	134,480	—	(2,766)
Expiring 02/21/24	MSC	NZD	110	67,454	67,240	—	(214)
Expiring 02/21/24	MSC	NZD	100	62,585	61,128	—	(1,457)
Expiring 02/21/24	MSC	NZD	80	50,068	48,902	—	(1,166)
Expiring 02/21/24	MSC	NZD	80	49,972	48,902	—	(1,070)
Expiring 02/21/24	MSC	NZD	70	43,601	42,789	—	(812)
Expiring 02/21/24	MSC	NZD	60	37,227	36,677	—	(550)
Expiring 02/21/24	MSC	NZD	60	37,227	36,677	—	(550)

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of January 31, 2024
Forward foreign currency exchange contracts outstanding at January 31, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Zealand Dollar (cont’d.),
Expiring 02/21/24	MSC	NZD	50	$31,144	$30,564	$—	$(580)
Expiring 02/21/24	MSC	NZD	30	18,316	18,339	23	—
Expiring 02/21/24	MSC	NZD	30	18,335	18,339	4	—
Expiring 02/21/24	MSC	NZD	30	18,316	18,339	23	—
Expiring 02/21/24	MSC	NZD	20	12,447	12,225	—	(222)
Expiring 02/21/24	MSC	NZD	20	12,517	12,226	—	(291)
Expiring 02/21/24	MSC	NZD	10	6,204	6,112	—	(92)
Expiring 02/21/24	MSC	NZD	10	6,105	6,113	8	—
Expiring 02/21/24	MSC	NZD	10	6,258	6,112	—	(146)
Expiring 02/21/24	MSC	NZD	10	6,105	6,113	8	—
Expiring 02/21/24	MSC	NZD	10	6,246	6,112	—	(134)
Expiring 02/21/24	MSC	NZD	10	6,204	6,112	—	(92)
Expiring 02/21/24	MSC	NZD	10	6,116	6,113	—	(3)
Norwegian Krone,
Expiring 02/21/24	MSC	NOK	684	65,456	65,042	—	(414)
Expiring 02/21/24	MSC	NOK	454	43,409	43,197	—	(212)
Expiring 02/21/24	MSC	NOK	452	43,241	43,030	—	(211)
Expiring 02/21/24	MSC	NOK	340	32,886	32,389	—	(497)
Expiring 02/21/24	MSC	NOK	340	32,841	32,344	—	(497)
Expiring 02/21/24	MSC	NOK	340	32,899	32,354	—	(545)
Expiring 02/21/24	MSC	NOK	340	32,492	32,349	—	(143)
Expiring 02/21/24	MSC	NOK	339	32,607	32,269	—	(338)
Expiring 02/21/24	MSC	NOK	339	32,401	32,243	—	(158)
Expiring 02/21/24	MSC	NOK	339	32,776	32,274	—	(502)
Expiring 02/21/24	MSC	NOK	229	21,783	21,746	—	(37)
Expiring 02/21/24	MSC	NOK	228	21,777	21,690	—	(87)
Expiring 02/21/24	MSC	NOK	228	21,798	21,660	—	(138)
Expiring 02/21/24	MSC	NOK	227	21,708	21,602	—	(106)
Expiring 02/21/24	MSC	NOK	226	21,739	21,513	—	(226)
Expiring 02/21/24	MSC	NOK	225	21,936	21,416	—	(520)
Expiring 02/21/24	MSC	NOK	114	10,886	10,873	—	(13)
Expiring 02/21/24	MSC	NOK	114	10,895	10,876	—	(19)
Expiring 02/21/24	MSC	NOK	114	10,877	10,814	—	(63)
Expiring 02/21/24	MSC	NOK	114	10,874	10,811	—	(63)
Expiring 02/21/24	MSC	NOK	114	10,884	10,835	—	(49)
Expiring 02/21/24	MSC	NOK	114	10,868	10,819	—	(49)
Expiring 02/21/24	MSC	NOK	113	10,968	10,708	—	(260)
Expiring 02/21/24	MSC	NOK	113	10,961	10,719	—	(242)
Expiring 02/21/24	MSC	NOK	113	10,978	10,718	—	(260)

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of January 31, 2024
Forward foreign currency exchange contracts outstanding at January 31, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Norwegian Krone (cont’d.),
Expiring 02/21/24	MSC	NOK	113	$10,798	$10,751	$—	$(47)
Expiring 02/21/24	MSC	NOK	113	10,978	10,718	—	(260)
Expiring 02/21/24	MSC	NOK	113	10,867	10,754	—	(113)
Expiring 02/21/24	MSC	NOK	113	10,830	10,781	—	(49)
Expiring 02/21/24	MSC	NOK	—*	2	2	—	—
Expiring 02/21/24	MSC	NOK	—*	2	2	—	—
Philippine Peso,
Expiring 02/21/24	MSC	PHP	561	10,000	9,981	—	(19)
Polish Zloty,
Expiring 02/21/24	MSC	PLN	174	43,764	43,462	—	(302)
Expiring 02/21/24	MSC	PLN	131	32,814	32,737	—	(77)
Expiring 02/21/24	MSC	PLN	44	10,786	10,905	119	—
Expiring 02/21/24	MSC	PLN	44	10,813	10,958	145	—
Expiring 02/21/24	MSC	PLN	44	10,813	10,958	145	—
Expiring 02/21/24	MSC	PLN	44	10,849	10,901	52	—
Expiring 02/21/24	MSC	PLN	44	10,849	10,901	52	—
Expiring 02/21/24	MSC	PLN	44	10,938	10,912	—	(26)
Expiring 02/21/24	MSC	PLN	44	10,859	10,915	56	—
Expiring 02/21/24	MSC	PLN	43	10,935	10,860	—	(75)
Expiring 02/21/24	MSC	PLN	—*	14	14	—	—
Singapore Dollar,
Expiring 02/21/24	MSC	SGD	67	50,060	49,669	—	(391)
Expiring 02/21/24	MSC	SGD	27	20,022	19,906	—	(116)
Expiring 02/21/24	MSC	SGD	27	20,014	20,026	12	—
Expiring 02/21/24	MSC	SGD	13	10,008	10,009	1	—
Expiring 02/21/24	MSC	SGD	13	10,006	10,011	5	—
Expiring 02/21/24	MSC	SGD	13	10,005	10,004	—	(1)
Expiring 02/21/24	MSC	SGD	13	10,006	10,007	1	—
Expiring 02/21/24	MSC	SGD	13	10,013	9,936	—	(77)
Expiring 02/21/24	MSC	SGD	13	10,010	10,021	11	—
South African Rand,
Expiring 02/21/24	MSC	ZAR	6,920	370,000	368,907	—	(1,093)
Expiring 02/21/24	MSC	ZAR	939	49,875	50,040	165	—
Expiring 02/21/24	MSC	ZAR	933	49,878	49,720	—	(158)
Expiring 02/21/24	MSC	ZAR	748	40,000	39,882	—	(118)
Expiring 02/21/24	MSC	ZAR	375	19,950	20,016	66	—
Expiring 02/21/24	MSC	ZAR	191	10,006	10,193	187	—
Expiring 02/21/24	MSC	ZAR	191	9,964	10,169	205	—
Expiring 02/21/24	MSC	ZAR	187	9,955	9,970	15	—

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of January 31, 2024
Forward foreign currency exchange contracts outstanding at January 31, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 02/21/24	MSC	ZAR	186	$9,973	$9,924	$—	$(49)
Expiring 02/21/24	MSC	ZAR	1	36	36	—	—
Expiring 02/21/24	MSC	ZAR	—*	15	15	—	—
South Korean Won,
Expiring 02/21/24	MSC	KRW	67,065	50,000	50,367	367	—
Expiring 02/21/24	MSC	KRW	65,624	50,000	49,285	—	(715)
Expiring 02/21/24	MSC	KRW	52,714	40,000	39,589	—	(411)
Expiring 02/21/24	MSC	KRW	26,750	20,000	20,089	89	—
Expiring 02/21/24	MSC	KRW	26,703	20,000	20,054	54	—
Expiring 02/21/24	MSC	KRW	13,366	10,000	10,038	38	—
Expiring 02/21/24	MSC	KRW	13,193	10,000	9,908	—	(92)
Swedish Krona,
Expiring 02/21/24	MSC	SEK	798	76,096	76,769	673	—
Expiring 02/21/24	MSC	SEK	684	65,368	65,754	386	—
Expiring 02/21/24	MSC	SEK	678	65,745	65,181	—	(564)
Expiring 02/21/24	MSC	SEK	340	32,579	32,710	131	—
Expiring 02/21/24	MSC	SEK	224	21,637	21,586	—	(51)
Expiring 02/21/24	MSC	SEK	114	10,887	10,994	107	—
Expiring 02/21/24	MSC	SEK	114	10,908	10,972	64	—
Expiring 02/21/24	MSC	SEK	112	10,974	10,810	—	(164)
Expiring 02/21/24	MSC	SEK	112	10,973	10,809	—	(164)
Expiring 02/21/24	MSC	SEK	—*	34	34	—	—
Swiss Franc,
Expiring 02/21/24	MSC	CHF	620	730,000	720,151	—	(9,849)
Expiring 02/21/24	MSC	CHF	204	240,000	236,762	—	(3,238)
Expiring 02/21/24	MSC	CHF	188	220,828	217,957	—	(2,871)
Expiring 02/21/24	MSC	CHF	76	90,000	88,786	—	(1,214)
Expiring 02/21/24	MSC	CHF	60	70,278	69,241	—	(1,037)
Expiring 02/21/24	MSC	CHF	52	60,106	60,240	134	—
Expiring 02/21/24	MSC	CHF	51	60,223	59,352	—	(871)
Expiring 02/21/24	MSC	CHF	26	30,051	30,102	51	—
Expiring 02/21/24	MSC	CHF	26	30,150	29,705	—	(445)
Expiring 02/21/24	MSC	CHF	17	20,038	19,856	—	(182)
Expiring 02/21/24	MSC	CHF	17	19,991	19,809	—	(182)
Expiring 02/21/24	MSC	CHF	9	10,001	9,989	—	(12)
Expiring 02/21/24	MSC	CHF	9	10,036	9,888	—	(148)
Expiring 02/21/24	MSC	CHF	9	10,019	10,041	22	—
Thai Baht,
Expiring 02/21/24	MSC	THB	1,072	30,023	30,269	246	—

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of January 31, 2024
Forward foreign currency exchange contracts outstanding at January 31, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 02/21/24	MSC	THB	1,068	$30,040	$30,152	$112	$—
Expiring 02/21/24	MSC	THB	715	20,011	20,194	183	—
Expiring 02/21/24	MSC	THB	711	20,008	20,062	54	—
Expiring 02/21/24	MSC	THB	711	20,062	20,082	20	—
Expiring 02/21/24	MSC	THB	701	20,123	19,802	—	(321)
Expiring 02/21/24	MSC	THB	701	20,123	19,802	—	(321)
Expiring 02/21/24	MSC	THB	358	10,057	10,118	61	—
Expiring 02/21/24	MSC	THB	357	10,009	10,070	61	—
Expiring 02/21/24	MSC	THB	356	10,006	10,048	42	—
Expiring 02/21/24	MSC	THB	356	10,031	10,041	10	—
Expiring 02/21/24	MSC	THB	350	10,014	9,883	—	(131)
				$29,507,312	$29,312,982	21,859	(216,189)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 02/21/24	MSC	AUD	5,680	$3,814,527	$3,729,083	$85,444	$—
Expiring 02/21/24	MSC	AUD	1,250	833,662	820,661	13,001	—
Expiring 02/21/24	MSC	AUD	380	255,051	249,481	5,570	—
Expiring 02/21/24	MSC	AUD	350	230,601	229,785	816	—
Expiring 02/21/24	MSC	AUD	350	230,488	229,785	703	—
Expiring 02/21/24	MSC	AUD	280	184,486	183,828	658	—
Expiring 02/21/24	MSC	AUD	240	157,029	157,567	—	(538)
Expiring 02/21/24	MSC	AUD	170	111,628	111,610	18	—
Expiring 02/21/24	MSC	AUD	150	100,039	98,479	1,560	—
Expiring 02/21/24	MSC	AUD	100	66,045	65,653	392	—
Expiring 02/21/24	MSC	AUD	100	67,045	65,653	1,392	—
Expiring 02/21/24	MSC	AUD	100	65,855	65,653	202	—
Expiring 02/21/24	MSC	AUD	60	39,564	39,392	172	—
Expiring 02/21/24	MSC	AUD	60	39,540	39,392	148	—
Expiring 02/21/24	MSC	AUD	50	32,995	32,826	169	—
Expiring 02/21/24	MSC	AUD	50	32,944	32,826	118	—
Expiring 02/21/24	MSC	AUD	30	20,008	19,696	312	—
Expiring 02/21/24	MSC	AUD	20	13,162	13,131	31	—
Expiring 02/21/24	MSC	AUD	20	13,141	13,131	10	—
Expiring 02/21/24	MSC	AUD	10	6,584	6,565	19	—

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of January 31, 2024
Forward foreign currency exchange contracts outstanding at January 31, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 02/21/24	MSC	AUD	10	$6,599	$6,565	$34	$—
Expiring 02/21/24	MSC	AUD	10	6,704	6,565	139	—
Expiring 02/21/24	MSC	AUD	10	6,589	6,567	22	—
Brazilian Real,
Expiring 02/02/24	MSC	BRL	3,690	750,000	744,668	5,332	—
Expiring 02/02/24	MSC	BRL	541	110,000	109,218	782	—
Expiring 02/02/24	MSC	BRL	440	90,000	88,710	1,290	—
Expiring 02/02/24	MSC	BRL	399	80,000	80,525	—	(525)
Expiring 02/02/24	MSC	BRL	343	70,000	69,315	685	—
Expiring 02/02/24	MSC	BRL	297	60,000	59,984	16	—
Expiring 02/02/24	MSC	BRL	295	60,000	59,466	534	—
Expiring 02/02/24	MSC	BRL	245	50,000	49,452	548	—
Expiring 02/02/24	MSC	BRL	242	50,000	48,910	1,090	—
Expiring 02/02/24	MSC	BRL	148	30,000	29,908	92	—
Expiring 02/02/24	MSC	BRL	148	30,000	29,903	97	—
Expiring 02/02/24	MSC	BRL	148	30,000	29,787	213	—
Expiring 02/02/24	MSC	BRL	148	30,000	29,924	76	—
Expiring 02/02/24	MSC	BRL	147	30,000	29,646	354	—
Expiring 02/02/24	MSC	BRL	145	30,000	29,337	663	—
Expiring 02/02/24	MSC	BRL	99	20,000	19,905	95	—
Expiring 02/02/24	MSC	BRL	99	20,000	19,960	40	—
Expiring 02/02/24	MSC	BRL	98	20,000	19,729	271	—
Expiring 02/02/24	MSC	BRL	98	20,000	19,798	202	—
Expiring 02/02/24	MSC	BRL	98	20,000	19,823	177	—
Expiring 02/02/24	MSC	BRL	97	20,000	19,588	412	—
Expiring 02/02/24	MSC	BRL	97	20,000	19,594	406	—
Expiring 02/02/24	MSC	BRL	50	10,000	10,047	—	(47)
Expiring 02/02/24	MSC	BRL	50	10,000	10,006	—	(6)
Expiring 02/02/24	MSC	BRL	49	10,000	9,865	135	—
Expiring 02/02/24	MSC	BRL	49	10,000	9,792	208	—
Expiring 02/02/24	MSC	BRL	49	10,000	9,838	162	—
Expiring 02/02/24	MSC	BRL	49	10,000	9,804	196	—
Expiring 02/02/24	MSC	BRL	49	10,000	9,903	97	—
Expiring 02/02/24	MSC	BRL	49	10,000	9,919	81	—
Expiring 02/02/24	MSC	BRL	49	10,000	9,910	90	—
Expiring 02/02/24	MSC	BRL	49	10,000	9,877	123	—
Expiring 02/02/24	MSC	BRL	49	10,000	9,945	55	—
Expiring 02/02/24	MSC	BRL	49	10,000	9,954	46	—
Expiring 02/02/24	MSC	BRL	48	10,000	9,773	227	—

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of January 31, 2024
Forward foreign currency exchange contracts outstanding at January 31, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 03/04/24	MSC	BRL	50	$10,000	$10,013	$—	$(13)
British Pound,
Expiring 02/21/24	MSC	GBP	230	291,556	291,530	26	—
Expiring 02/21/24	MSC	GBP	180	229,131	228,154	977	—
Expiring 02/21/24	MSC	GBP	150	190,546	190,128	418	—
Expiring 02/21/24	MSC	GBP	130	164,595	164,778	—	(183)
Expiring 02/21/24	MSC	GBP	120	152,867	152,103	764	—
Expiring 02/21/24	MSC	GBP	100	126,831	126,752	79	—
Expiring 02/21/24	MSC	GBP	80	101,911	101,401	510	—
Expiring 02/21/24	MSC	GBP	70	89,167	88,726	441	—
Expiring 02/21/24	MSC	GBP	60	76,434	76,052	382	—
Expiring 02/21/24	MSC	GBP	50	63,659	63,376	283	—
Expiring 02/21/24	MSC	GBP	50	63,306	63,376	—	(70)
Expiring 02/21/24	MSC	GBP	50	63,659	63,376	283	—
Expiring 02/21/24	MSC	GBP	40	51,005	50,701	304	—
Expiring 02/21/24	MSC	GBP	20	25,353	25,351	2	—
Expiring 02/21/24	MSC	GBP	20	25,373	25,351	22	—
Expiring 02/21/24	MSC	GBP	20	25,322	25,350	—	(28)
Expiring 02/21/24	MSC	GBP	20	25,322	25,350	—	(28)
Expiring 02/21/24	MSC	GBP	20	25,464	25,351	113	—
Expiring 02/21/24	MSC	GBP	10	12,732	12,675	57	—
Expiring 02/21/24	MSC	GBP	10	12,722	12,675	47	—
Expiring 02/21/24	MSC	GBP	10	12,707	12,676	31	—
Expiring 02/21/24	MSC	GBP	10	12,686	12,675	11	—
Expiring 02/21/24	MSC	GBP	10	12,689	12,675	14	—
Canadian Dollar,
Expiring 02/21/24	MSC	CAD	1,751	1,310,000	1,302,531	7,469	—
Expiring 02/21/24	MSC	CAD	335	250,177	249,263	914	—
Expiring 02/21/24	MSC	CAD	284	210,127	211,246	—	(1,119)
Expiring 02/21/24	MSC	CAD	214	160,000	159,088	912	—
Expiring 02/21/24	MSC	CAD	161	119,946	119,524	422	—
Expiring 02/21/24	MSC	CAD	147	110,157	109,676	481	—
Expiring 02/21/24	MSC	CAD	133	99,793	99,309	484	—
Expiring 02/21/24	MSC	CAD	121	90,029	89,887	142	—
Expiring 02/21/24	MSC	CAD	67	50,030	50,133	—	(103)
Expiring 02/21/24	MSC	CAD	54	40,013	40,073	—	(60)
Expiring 02/21/24	MSC	CAD	54	40,012	40,227	—	(215)
Expiring 02/21/24	MSC	CAD	54	40,047	40,191	—	(144)
Expiring 02/21/24	MSC	CAD	54	39,956	40,044	—	(88)

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of January 31, 2024
Forward foreign currency exchange contracts outstanding at January 31, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar (cont’d.),
Expiring 02/21/24	MSC	CAD	40	$30,033	$29,938	$95	$—
Expiring 02/21/24	MSC	CAD	40	30,013	30,058	—	(45)
Expiring 02/21/24	MSC	CAD	40	30,019	30,081	—	(62)
Expiring 02/21/24	MSC	CAD	27	20,001	20,108	—	(107)
Expiring 02/21/24	MSC	CAD	27	20,022	19,959	63	—
Expiring 02/21/24	MSC	CAD	27	20,029	19,998	31	—
Expiring 02/21/24	MSC	CAD	14	10,022	10,058	—	(36)
Expiring 02/21/24	MSC	CAD	13	10,004	10,019	—	(15)
Expiring 02/21/24	MSC	CAD	13	10,007	9,991	16	—
Expiring 02/21/24	MSC	CAD	13	9,984	10,006	—	(22)
Expiring 02/21/24	MSC	CAD	13	10,005	10,003	2	—
Chilean Peso,
Expiring 02/22/24	MSC	CLP	101,740	110,000	109,206	794	—
Expiring 02/22/24	MSC	CLP	18,419	20,000	19,770	230	—
Expiring 02/22/24	MSC	CLP	9,201	10,000	9,877	123	—
Chinese Renminbi,
Expiring 02/21/24	MSC	CNH	1,576	220,000	219,476	524	—
Expiring 02/21/24	MSC	CNH	144	20,034	20,021	13	—
Expiring 02/21/24	MSC	CNH	144	20,046	20,034	12	—
Expiring 02/21/24	MSC	CNH	144	20,044	20,105	—	(61)
Expiring 02/21/24	MSC	CNH	72	10,021	10,006	15	—
Expiring 02/21/24	MSC	CNH	72	10,023	10,010	13	—
Expiring 02/21/24	MSC	CNH	72	10,014	10,015	—	(1)
Colombian Peso,
Expiring 02/22/24	MSC	COP	40,138	10,000	10,263	—	(263)
Czech Koruna,
Expiring 02/21/24	MSC	CZK	249	10,803	10,809	—	(6)
Expiring 02/21/24	MSC	CZK	248	10,788	10,794	—	(6)
Expiring 02/21/24	MSC	CZK	247	10,879	10,760	119	—
Expiring 02/21/24	MSC	CZK	246	10,952	10,686	266	—
Expiring 02/21/24	MSC	CZK	2	73	73	—	—
Expiring 02/21/24	MSC	CZK	1	22	22	—	—
Euro,
Expiring 02/21/24	MSC	EUR	110	119,838	118,987	851	—
Expiring 02/21/24	MSC	EUR	110	119,323	118,987	336	—
Expiring 02/21/24	MSC	EUR	100	108,463	108,170	293	—
Expiring 02/21/24	MSC	EUR	90	97,610	97,353	257	—
Expiring 02/21/24	MSC	EUR	90	97,313	97,353	—	(40)
Expiring 02/21/24	MSC	EUR	70	75,688	75,719	—	(31)

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of January 31, 2024
Forward foreign currency exchange contracts outstanding at January 31, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 02/21/24	MSC	EUR	70	$75,881	$75,719	$162	$—
Expiring 02/21/24	MSC	EUR	70	76,138	75,719	419	—
Expiring 02/21/24	MSC	EUR	70	75,914	75,719	195	—
Expiring 02/21/24	MSC	EUR	70	75,921	75,720	201	—
Expiring 02/21/24	MSC	EUR	60	65,296	64,902	394	—
Expiring 02/21/24	MSC	EUR	60	65,085	64,902	183	—
Expiring 02/21/24	MSC	EUR	50	54,472	54,085	387	—
Expiring 02/21/24	MSC	EUR	40	43,382	43,268	114	—
Expiring 02/21/24	MSC	EUR	40	43,460	43,268	192	—
Expiring 02/21/24	MSC	EUR	40	43,950	43,268	682	—
Expiring 02/21/24	MSC	EUR	30	32,537	32,451	86	—
Expiring 02/21/24	MSC	EUR	30	32,537	32,451	86	—
Expiring 02/21/24	MSC	EUR	30	32,543	32,451	92	—
Expiring 02/21/24	MSC	EUR	30	32,595	32,451	144	—
Expiring 02/21/24	MSC	EUR	20	21,975	21,634	341	—
Expiring 02/21/24	MSC	EUR	20	21,695	21,634	61	—
Expiring 02/21/24	MSC	EUR	20	21,695	21,634	61	—
Expiring 02/21/24	MSC	EUR	10	10,840	10,817	23	—
Expiring 02/21/24	MSC	EUR	10	10,878	10,817	61	—
Expiring 02/21/24	MSC	EUR	10	10,846	10,817	29	—
Expiring 02/21/24	MSC	EUR	10	10,846	10,817	29	—
Expiring 02/21/24	MSC	EUR	10	10,899	10,817	82	—
Expiring 02/21/24	MSC	EUR	10	10,821	10,817	4	—
Expiring 02/21/24	MSC	EUR	10	10,846	10,817	29	—
Expiring 02/21/24	MSC	EUR	10	10,846	10,817	29	—
Expiring 02/21/24	MSC	EUR	10	10,894	10,817	77	—
Expiring 02/21/24	MSC	EUR	10	10,894	10,817	77	—
Expiring 02/21/24	MSC	EUR	10	10,894	10,817	77	—
Expiring 02/21/24	MSC	EUR	10	10,846	10,817	29	—
Expiring 02/21/24	MSC	EUR	10	10,813	10,817	—	(4)
Expiring 02/21/24	MSC	EUR	10	10,846	10,817	29	—
Expiring 02/21/24	MSC	EUR	10	10,988	10,817	171	—
Expiring 02/21/24	MSC	EUR	10	10,813	10,817	—	(4)
Hungarian Forint,
Expiring 02/21/24	MSC	HUF	62,331	172,760	175,099	—	(2,339)
Expiring 02/21/24	MSC	HUF	30,250	87,427	84,976	2,451	—
Expiring 02/21/24	MSC	HUF	19,048	54,154	53,510	644	—
Expiring 02/21/24	MSC	HUF	15,440	43,202	43,374	—	(172)
Expiring 02/21/24	MSC	HUF	15,239	43,323	42,808	515	—

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of January 31, 2024
Forward foreign currency exchange contracts outstanding at January 31, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Hungarian Forint (cont’d.),
Expiring 02/21/24	MSC	HUF	7,651	$21,687	$21,494	$193	$—
Expiring 02/21/24	MSC	HUF	7,619	21,661	21,404	257	—
Expiring 02/21/24	MSC	HUF	3,895	10,796	10,942	—	(146)
Expiring 02/21/24	MSC	HUF	3,879	10,867	10,896	—	(29)
Expiring 02/21/24	MSC	HUF	3,875	10,870	10,884	—	(14)
Expiring 02/21/24	MSC	HUF	3,838	10,850	10,783	67	—
Expiring 02/21/24	MSC	HUF	3,794	10,857	10,658	199	—
Expiring 02/21/24	MSC	HUF	3,781	10,929	10,623	306	—
Expiring 02/21/24	MSC	HUF	23	64	63	1	—
Indian Rupee,
Expiring 02/22/24	MSC	INR	21,620	260,000	260,034	—	(34)
Expiring 02/22/24	MSC	INR	4,162	50,000	50,062	—	(62)
Expiring 02/22/24	MSC	INR	4,162	50,000	50,062	—	(62)
Expiring 02/22/24	MSC	INR	3,329	40,000	40,034	—	(34)
Expiring 02/22/24	MSC	INR	3,327	40,000	40,016	—	(16)
Expiring 02/22/24	MSC	INR	2,497	30,000	30,037	—	(37)
Expiring 02/22/24	MSC	INR	2,494	30,000	30,000	—	—
Expiring 02/22/24	MSC	INR	1,665	20,000	20,021	—	(21)
Expiring 02/22/24	MSC	INR	1,665	20,000	20,026	—	(26)
Expiring 02/22/24	MSC	INR	1,665	20,000	20,021	—	(21)
Expiring 02/22/24	MSC	INR	1,664	20,000	20,014	—	(14)
Expiring 02/22/24	MSC	INR	1,663	20,000	20,008	—	(8)
Expiring 02/22/24	MSC	INR	1,663	20,000	20,000	—	—
Expiring 02/22/24	MSC	INR	1,662	20,000	19,984	16	—
Expiring 02/22/24	MSC	INR	1,661	20,000	19,973	27	—
Expiring 02/22/24	MSC	INR	832	10,000	10,010	—	(10)
Expiring 02/22/24	MSC	INR	832	10,000	10,007	—	(7)
Expiring 02/22/24	MSC	INR	832	10,000	10,006	—	(6)
Expiring 02/22/24	MSC	INR	832	10,000	10,006	—	(6)
Expiring 02/22/24	MSC	INR	832	10,000	10,007	—	(7)
Expiring 02/22/24	MSC	INR	832	10,000	10,009	—	(9)
Expiring 02/22/24	MSC	INR	831	10,000	9,995	5	—
Indonesian Rupiah,
Expiring 02/21/24	MSC	IDR	2,492,224	160,000	157,961	2,039	—
Expiring 02/21/24	MSC	IDR	632,004	40,000	40,057	—	(57)
Expiring 02/21/24	MSC	IDR	471,812	30,000	29,904	96	—
Expiring 02/21/24	MSC	IDR	468,130	30,000	29,671	329	—
Expiring 02/21/24	MSC	IDR	312,059	20,000	19,779	221	—
Expiring 02/21/24	MSC	IDR	158,314	10,000	10,034	—	(34)

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of January 31, 2024
Forward foreign currency exchange contracts outstanding at January 31, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Israeli Shekel,
Expiring 02/21/24	MSC	ILS	75	$20,000	$20,599	$—	$(599)
Expiring 02/21/24	MSC	ILS	38	10,027	10,338	—	(311)
Expiring 02/21/24	MSC	ILS	38	10,068	10,367	—	(299)
Expiring 02/21/24	MSC	ILS	37	10,039	10,019	20	—
Japanese Yen,
Expiring 02/21/24	MSC	JPY	233,531	1,620,000	1,592,230	27,770	—
Expiring 02/21/24	MSC	JPY	221,999	1,540,000	1,513,602	26,398	—
Expiring 02/21/24	MSC	JPY	86,493	600,000	589,715	10,285	—
Expiring 02/21/24	MSC	JPY	43,246	300,000	294,857	5,143	—
Expiring 02/21/24	MSC	JPY	28,831	200,000	196,572	3,428	—
Expiring 02/21/24	MSC	JPY	20,623	140,790	140,610	180	—
Expiring 02/21/24	MSC	JPY	17,749	120,428	121,016	—	(588)
Expiring 02/21/24	MSC	JPY	16,319	110,585	111,260	—	(675)
Expiring 02/21/24	MSC	JPY	16,303	110,512	111,153	—	(641)
Expiring 02/21/24	MSC	JPY	16,071	110,601	109,573	1,028	—
Expiring 02/21/24	MSC	JPY	14,782	100,341	100,787	—	(446)
Expiring 02/21/24	MSC	JPY	10,378	70,323	70,758	—	(435)
Expiring 02/21/24	MSC	JPY	10,195	70,438	69,509	929	—
Expiring 02/21/24	MSC	JPY	8,670	60,314	59,111	1,203	—
Expiring 02/21/24	MSC	JPY	7,406	50,174	50,492	—	(318)
Expiring 02/21/24	MSC	JPY	7,291	50,318	49,710	608	—
Expiring 02/21/24	MSC	JPY	5,918	40,203	40,352	—	(149)
Expiring 02/21/24	MSC	JPY	5,916	40,143	40,339	—	(196)
Expiring 02/21/24	MSC	JPY	4,377	30,194	29,840	354	—
Expiring 02/21/24	MSC	JPY	4,376	30,116	29,836	280	—
Expiring 02/21/24	MSC	JPY	2,963	20,083	20,200	—	(117)
Expiring 02/21/24	MSC	JPY	2,959	20,102	20,176	—	(74)
Expiring 02/21/24	MSC	JPY	2,958	20,071	20,169	—	(98)
Expiring 02/21/24	MSC	JPY	2,958	20,071	20,169	—	(98)
Expiring 02/21/24	MSC	JPY	2,922	20,109	19,922	187	—
Expiring 02/21/24	MSC	JPY	1,481	10,049	10,100	—	(51)
Expiring 02/21/24	MSC	JPY	1,480	10,051	10,088	—	(37)
Expiring 02/21/24	MSC	JPY	1,479	10,045	10,082	—	(37)
Expiring 02/21/24	MSC	JPY	1,479	10,036	10,085	—	(49)
Expiring 02/21/24	MSC	JPY	1,479	10,003	10,083	—	(80)
Expiring 02/21/24	MSC	JPY	1,478	10,034	10,079	—	(45)
Expiring 02/21/24	MSC	JPY	11	74	73	1	—
Expiring 02/21/24	MSC	JPY	7	48	48	—	—

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of January 31, 2024
Forward foreign currency exchange contracts outstanding at January 31, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso,
Expiring 02/21/24	MSC	MXN	2,587	$149,145	$149,761	$—	$(616)
Expiring 02/21/24	MSC	MXN	2,209	129,260	127,856	1,404	—
Expiring 02/21/24	MSC	MXN	1,725	99,432	99,843	—	(411)
Expiring 02/21/24	MSC	MXN	1,563	89,787	90,485	—	(698)
Expiring 02/21/24	MSC	MXN	1,035	59,658	59,904	—	(246)
Expiring 02/21/24	MSC	MXN	858	49,761	49,655	106	—
Expiring 02/21/24	MSC	MXN	688	39,788	39,849	—	(61)
Expiring 02/21/24	MSC	MXN	515	29,883	29,797	86	—
Expiring 02/21/24	MSC	MXN	510	29,831	29,507	324	—
Expiring 02/21/24	MSC	MXN	347	19,953	20,108	—	(155)
Expiring 02/21/24	MSC	MXN	344	19,957	19,897	60	—
Expiring 02/21/24	MSC	MXN	343	19,909	19,867	42	—
Expiring 02/21/24	MSC	MXN	343	19,905	19,863	42	—
Expiring 02/21/24	MSC	MXN	174	9,976	10,054	—	(78)
Expiring 02/21/24	MSC	MXN	172	9,961	9,932	29	—
Expiring 02/21/24	MSC	MXN	172	9,966	9,952	14	—
Expiring 02/21/24	MSC	MXN	172	9,968	9,938	30	—
Expiring 02/21/24	MSC	MXN	172	9,977	9,979	—	(2)
Expiring 02/21/24	MSC	MXN	172	9,971	9,937	34	—
Expiring 02/21/24	MSC	MXN	170	9,944	9,836	108	—
New Taiwanese Dollar,
Expiring 02/21/24	MSC	TWD	46,765	1,510,000	1,499,054	10,946	—
Expiring 02/21/24	MSC	TWD	2,497	80,000	80,037	—	(37)
Expiring 02/21/24	MSC	TWD	1,573	50,000	50,412	—	(412)
Expiring 02/21/24	MSC	TWD	1,573	50,000	50,413	—	(413)
Expiring 02/21/24	MSC	TWD	936	30,000	29,997	3	—
Expiring 02/21/24	MSC	TWD	936	30,000	29,999	1	—
Expiring 02/21/24	MSC	TWD	929	30,000	29,783	217	—
Expiring 02/21/24	MSC	TWD	628	20,000	20,134	—	(134)
Expiring 02/21/24	MSC	TWD	628	20,000	20,134	—	(134)
Expiring 02/21/24	MSC	TWD	624	20,000	20,004	—	(4)
Expiring 02/21/24	MSC	TWD	624	20,000	20,003	—	(3)
Expiring 02/21/24	MSC	TWD	624	20,000	20,006	—	(6)
Expiring 02/21/24	MSC	TWD	623	20,000	19,967	33	—
Expiring 02/21/24	MSC	TWD	313	10,000	10,026	—	(26)
Expiring 02/21/24	MSC	TWD	313	10,000	10,018	—	(18)
Expiring 02/21/24	MSC	TWD	312	10,000	10,001	—	(1)
Expiring 02/21/24	MSC	TWD	312	10,000	10,000	—	—
Expiring 02/21/24	MSC	TWD	312	10,000	10,001	—	(1)

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of January 31, 2024
Forward foreign currency exchange contracts outstanding at January 31, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Taiwanese Dollar (cont’d.),
Expiring 02/21/24	MSC	TWD	309	$10,000	$9,896	$104	$—
New Zealand Dollar,
Expiring 02/21/24	MSC	NZD	730	448,827	446,230	2,597	—
Expiring 02/21/24	MSC	NZD	290	176,220	177,269	—	(1,049)
Expiring 02/21/24	MSC	NZD	260	159,771	158,931	840	—
Expiring 02/21/24	MSC	NZD	220	134,370	134,480	—	(110)
Expiring 02/21/24	MSC	NZD	210	128,743	128,368	375	—
Expiring 02/21/24	MSC	NZD	200	121,994	122,254	—	(260)
Expiring 02/21/24	MSC	NZD	130	79,276	79,466	—	(190)
Expiring 02/21/24	MSC	NZD	120	73,364	73,353	11	—
Expiring 02/21/24	MSC	NZD	110	67,080	67,240	—	(160)
Expiring 02/21/24	MSC	NZD	110	67,096	67,240	—	(144)
Expiring 02/21/24	MSC	NZD	110	67,123	67,240	—	(117)
Expiring 02/21/24	MSC	NZD	90	55,122	55,015	107	—
Expiring 02/21/24	MSC	NZD	70	42,875	42,789	86	—
Expiring 02/21/24	MSC	NZD	70	42,698	42,789	—	(91)
Expiring 02/21/24	MSC	NZD	70	43,038	42,789	249	—
Expiring 02/21/24	MSC	NZD	60	36,521	36,677	—	(156)
Expiring 02/21/24	MSC	NZD	50	30,496	30,564	—	(68)
Expiring 02/21/24	MSC	NZD	50	30,383	30,564	—	(181)
Expiring 02/21/24	MSC	NZD	50	30,383	30,564	—	(181)
Expiring 02/21/24	MSC	NZD	20	12,228	12,225	3	—
Expiring 02/21/24	MSC	NZD	20	12,196	12,225	—	(29)
Expiring 02/21/24	MSC	NZD	10	6,077	6,113	—	(36)
Expiring 02/21/24	MSC	NZD	10	6,087	6,113	—	(26)
Expiring 02/21/24	MSC	NZD	10	6,102	6,113	—	(11)
Expiring 02/21/24	MSC	NZD	10	6,102	6,113	—	(11)
Expiring 02/21/24	MSC	NZD	10	6,104	6,112	—	(8)
Norwegian Krone,
Expiring 02/21/24	MSC	NOK	341	32,552	32,420	132	—
Expiring 02/21/24	MSC	NOK	229	21,746	21,767	—	(21)
Expiring 02/21/24	MSC	NOK	229	21,764	21,781	—	(17)
Expiring 02/21/24	MSC	NOK	228	21,769	21,660	109	—
Expiring 02/21/24	MSC	NOK	226	21,745	21,531	214	—
Expiring 02/21/24	MSC	NOK	114	10,892	10,879	13	—
Expiring 02/21/24	MSC	NOK	114	10,874	10,876	—	(2)
Philippine Peso,
Expiring 02/21/24	MSC	PHP	3,371	60,000	59,942	58	—
Expiring 02/21/24	MSC	PHP	2,819	50,000	50,125	—	(125)

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of January 31, 2024
Forward foreign currency exchange contracts outstanding at January 31, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Philippine Peso (cont’d.),
Expiring 02/21/24	MSC	PHP	562	$10,000	$9,990	$10	$—
Polish Zloty,
Expiring 02/21/24	MSC	PLN	527	130,693	131,472	—	(779)
Expiring 02/21/24	MSC	PLN	348	87,800	86,786	1,014	—
Expiring 02/21/24	MSC	PLN	220	54,403	54,966	—	(563)
Expiring 02/21/24	MSC	PLN	87	21,793	21,781	12	—
Expiring 02/21/24	MSC	PLN	87	21,950	21,696	254	—
Expiring 02/21/24	MSC	PLN	87	21,742	21,652	90	—
Expiring 02/21/24	MSC	PLN	44	10,891	10,956	—	(65)
Expiring 02/21/24	MSC	PLN	44	10,850	10,925	—	(75)
Expiring 02/21/24	MSC	PLN	44	10,897	10,891	6	—
Expiring 02/21/24	MSC	PLN	44	10,881	10,994	—	(113)
Expiring 02/21/24	MSC	PLN	44	10,891	10,956	—	(65)
Expiring 02/21/24	MSC	PLN	43	10,868	10,855	13	—
Expiring 02/21/24	MSC	PLN	43	10,863	10,818	45	—
Expiring 02/21/24	MSC	PLN	43	10,939	10,859	80	—
Singapore Dollar,
Expiring 02/21/24	MSC	SGD	784	590,000	584,907	5,093	—
Expiring 02/21/24	MSC	SGD	161	120,200	120,154	46	—
Expiring 02/21/24	MSC	SGD	67	50,083	50,064	19	—
Expiring 02/21/24	MSC	SGD	40	30,019	30,000	19	—
Expiring 02/21/24	MSC	SGD	40	30,038	30,026	12	—
Expiring 02/21/24	MSC	SGD	40	30,042	30,023	19	—
Expiring 02/21/24	MSC	SGD	27	20,028	20,000	28	—
Expiring 02/21/24	MSC	SGD	27	20,003	19,948	55	—
Expiring 02/21/24	MSC	SGD	13	10,016	10,044	—	(28)
Expiring 02/21/24	MSC	SGD	13	10,013	10,007	6	—
Expiring 02/21/24	MSC	SGD	13	10,013	10,009	4	—
Expiring 02/21/24	MSC	SGD	13	10,002	9,975	27	—
Expiring 02/21/24	MSC	SGD	13	10,016	9,981	35	—
Expiring 02/21/24	MSC	SGD	13	10,022	9,987	35	—
Expiring 02/21/24	MSC	SGD	13	10,008	10,024	—	(16)
Expiring 02/21/24	MSC	SGD	13	10,017	9,925	92	—
Expiring 02/21/24	MSC	SGD	—*	12	12	—	—
South African Rand,
Expiring 02/21/24	MSC	ZAR	1,922	99,894	102,462	—	(2,568)
Expiring 02/21/24	MSC	ZAR	752	39,973	40,070	—	(97)
Expiring 02/21/24	MSC	ZAR	748	39,921	39,873	48	—
Expiring 02/21/24	MSC	ZAR	573	29,932	30,572	—	(640)

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of January 31, 2024
Forward foreign currency exchange contracts outstanding at January 31, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 02/21/24	MSC	ZAR	384	$19,979	$20,462	$—	$(483)
Expiring 02/21/24	MSC	ZAR	382	19,956	20,382	—	(426)
Expiring 02/21/24	MSC	ZAR	382	19,955	20,381	—	(426)
Expiring 02/21/24	MSC	ZAR	378	19,933	20,164	—	(231)
Expiring 02/21/24	MSC	ZAR	378	19,933	20,164	—	(231)
Expiring 02/21/24	MSC	ZAR	377	19,883	20,076	—	(193)
Expiring 02/21/24	MSC	ZAR	192	9,989	10,231	—	(242)
Expiring 02/21/24	MSC	ZAR	192	9,990	10,232	—	(242)
Expiring 02/21/24	MSC	ZAR	190	9,984	10,153	—	(169)
Expiring 02/21/24	MSC	ZAR	190	9,982	10,121	—	(139)
Expiring 02/21/24	MSC	ZAR	189	9,968	10,051	—	(83)
Expiring 02/21/24	MSC	ZAR	188	9,994	10,048	—	(54)
Expiring 02/21/24	MSC	ZAR	187	9,980	9,968	12	—
Expiring 02/21/24	MSC	ZAR	1	40	40	—	—
South Korean Won,
Expiring 02/21/24	MSC	KRW	132,797	100,000	99,732	268	—
Expiring 02/21/24	MSC	KRW	119,519	90,000	89,760	240	—
Expiring 02/21/24	MSC	KRW	52,540	40,000	39,458	542	—
Expiring 02/21/24	MSC	KRW	40,124	30,000	30,133	—	(133)
Expiring 02/21/24	MSC	KRW	26,744	20,000	20,085	—	(85)
Expiring 02/21/24	MSC	KRW	26,675	20,000	20,033	—	(33)
Expiring 02/21/24	MSC	KRW	26,672	20,000	20,031	—	(31)
Expiring 02/21/24	MSC	KRW	26,671	20,000	20,030	—	(30)
Expiring 02/21/24	MSC	KRW	26,669	20,000	20,029	—	(29)
Expiring 02/21/24	MSC	KRW	26,665	20,000	20,025	—	(25)
Expiring 02/21/24	MSC	KRW	26,586	20,000	19,967	33	—
Expiring 02/21/24	MSC	KRW	13,411	10,000	10,072	—	(72)
Expiring 02/21/24	MSC	KRW	13,375	10,000	10,045	—	(45)
Expiring 02/21/24	MSC	KRW	13,374	10,000	10,044	—	(44)
Expiring 02/21/24	MSC	KRW	13,369	10,000	10,041	—	(41)
Expiring 02/21/24	MSC	KRW	13,352	10,000	10,028	—	(28)
Expiring 02/21/24	MSC	KRW	13,336	10,000	10,016	—	(16)
Expiring 02/21/24	MSC	KRW	13,335	10,000	10,015	—	(15)
Expiring 02/21/24	MSC	KRW	13,333	10,000	10,013	—	(13)
Expiring 02/21/24	MSC	KRW	13,298	10,000	9,987	13	—
Expiring 02/21/24	MSC	KRW	13,189	10,000	9,905	95	—
Swedish Krona,
Expiring 02/21/24	MSC	SEK	1,820	174,628	175,087	—	(459)
Expiring 02/21/24	MSC	SEK	1,014	98,837	97,531	1,306	—

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of January 31, 2024
Forward foreign currency exchange contracts outstanding at January 31, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swedish Krona (cont’d.),
Expiring 02/21/24	MSC	SEK	911	$87,297	$87,604	$—	$(307)
Expiring 02/21/24	MSC	SEK	796	76,339	76,540	—	(201)
Expiring 02/21/24	MSC	SEK	794	76,326	76,328	—	(2)
Expiring 02/21/24	MSC	SEK	683	65,274	65,650	—	(376)
Expiring 02/21/24	MSC	SEK	682	65,526	65,549	—	(23)
Expiring 02/21/24	MSC	SEK	681	65,346	65,490	—	(144)
Expiring 02/21/24	MSC	SEK	680	65,014	65,435	—	(421)
Expiring 02/21/24	MSC	SEK	341	32,719	32,793	—	(74)
Expiring 02/21/24	MSC	SEK	228	21,770	21,886	—	(116)
Expiring 02/21/24	MSC	SEK	228	21,785	21,933	—	(148)
Expiring 02/21/24	MSC	SEK	228	21,758	21,883	—	(125)
Expiring 02/21/24	MSC	SEK	227	21,813	21,814	—	(1)
Expiring 02/21/24	MSC	SEK	227	21,705	21,790	—	(85)
Expiring 02/21/24	MSC	SEK	227	21,762	21,838	—	(76)
Expiring 02/21/24	MSC	SEK	226	21,721	21,758	—	(37)
Expiring 02/21/24	MSC	SEK	225	21,935	21,684	251	—
Expiring 02/21/24	MSC	SEK	224	21,979	21,579	400	—
Expiring 02/21/24	MSC	SEK	224	21,979	21,579	400	—
Expiring 02/21/24	MSC	SEK	224	21,982	21,584	398	—
Expiring 02/21/24	MSC	SEK	224	21,978	21,578	400	—
Expiring 02/21/24	MSC	SEK	114	10,921	10,925	—	(4)
Expiring 02/21/24	MSC	SEK	114	10,879	10,942	—	(63)
Expiring 02/21/24	MSC	SEK	114	10,865	10,928	—	(63)
Expiring 02/21/24	MSC	SEK	113	10,889	10,897	—	(8)
Expiring 02/21/24	MSC	SEK	113	10,982	10,837	145	—
Expiring 02/21/24	MSC	SEK	113	10,990	10,838	152	—
Swiss Franc,
Expiring 02/21/24	MSC	CHF	316	371,230	367,244	3,986	—
Expiring 02/21/24	MSC	CHF	304	351,192	353,123	—	(1,931)
Expiring 02/21/24	MSC	CHF	147	170,328	171,226	—	(898)
Expiring 02/21/24	MSC	CHF	147	170,671	171,085	—	(414)
Expiring 02/21/24	MSC	CHF	130	150,511	151,442	—	(931)
Expiring 02/21/24	MSC	CHF	120	140,646	139,093	1,553	—
Expiring 02/21/24	MSC	CHF	112	129,984	130,427	—	(443)
Expiring 02/21/24	MSC	CHF	104	120,381	121,144	—	(763)
Expiring 02/21/24	MSC	CHF	86	100,253	100,205	48	—
Expiring 02/21/24	MSC	CHF	69	80,127	80,400	—	(273)
Expiring 02/21/24	MSC	CHF	69	80,313	80,054	259	—
Expiring 02/21/24	MSC	CHF	52	60,210	60,588	—	(378)

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of January 31, 2024
Forward foreign currency exchange contracts outstanding at January 31, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc (cont’d.),
Expiring 02/21/24	MSC	CHF	51	$60,280	$59,331	$949	$—
Expiring 02/21/24	MSC	CHF	43	50,151	50,128	23	—
Expiring 02/21/24	MSC	CHF	35	40,101	40,168	—	(67)
Expiring 02/21/24	MSC	CHF	34	40,150	39,982	168	—
Expiring 02/21/24	MSC	CHF	34	39,993	39,795	198	—
Expiring 02/21/24	MSC	CHF	26	30,082	30,220	—	(138)
Expiring 02/21/24	MSC	CHF	26	30,086	30,246	—	(160)
Expiring 02/21/24	MSC	CHF	26	30,154	30,174	—	(20)
Expiring 02/21/24	MSC	CHF	17	20,047	20,060	—	(13)
Expiring 02/21/24	MSC	CHF	17	20,062	20,059	3	—
Expiring 02/21/24	MSC	CHF	17	20,069	20,175	—	(106)
Expiring 02/21/24	MSC	CHF	17	20,070	20,186	—	(116)
Expiring 02/21/24	MSC	CHF	17	20,093	19,777	316	—
Expiring 02/21/24	MSC	CHF	17	20,028	20,208	—	(180)
Expiring 02/21/24	MSC	CHF	9	10,046	9,888	158	—
Expiring 02/21/24	MSC	CHF	9	10,035	10,098	—	(63)
Expiring 02/21/24	MSC	CHF	9	10,024	10,031	—	(7)
Expiring 02/21/24	MSC	CHF	9	10,032	10,096	—	(64)
Expiring 02/21/24	MSC	CHF	9	10,011	10,064	—	(53)
Expiring 02/21/24	MSC	CHF	9	10,033	10,123	—	(90)
Expiring 02/21/24	MSC	CHF	9	10,028	9,978	50	—
Expiring 02/21/24	MSC	CHF	9	10,056	10,059	—	(3)
Expiring 02/21/24	MSC	CHF	9	10,046	9,935	111	—
Expiring 02/21/24	MSC	CHF	9	10,033	10,123	—	(90)
Expiring 02/21/24	MSC	CHF	9	10,036	10,091	—	(55)
Expiring 02/21/24	MSC	CHF	9	10,039	10,063	—	(24)
Expiring 02/21/24	MSC	CHF	—*	5	5	—	—
Thai Baht,
Expiring 02/21/24	MSC	THB	3,194	89,590	90,176	—	(586)
Expiring 02/21/24	MSC	THB	708	20,031	19,978	53	—
Expiring 02/21/24	MSC	THB	706	19,986	19,933	53	—
Expiring 02/21/24	MSC	THB	355	10,042	10,015	27	—
Expiring 02/21/24	MSC	THB	354	10,015	9,988	27	—
Expiring 02/21/24	MSC	THB	349	10,000	9,858	142	—
Expiring 02/21/24	MSC	THB	—*	6	6	—	—
				$32,991,640	$32,756,330	273,310	(38,000)
						$295,169	$(254,189)
* Less than 500.

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of January 31, 2024
Cross currency exchange contracts outstanding at January 31, 2024:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
02/21/24	Buy	CZK	3,703	EUR	150	$—	$(1,207)	MSC
02/21/24	Buy	EUR	330	NOK	3,730	2,102	—	MSC
02/21/24	Buy	HUF	7,617	EUR	20	—	(235)	MSC
02/21/24	Buy	HUF	15,235	EUR	40	—	(470)	MSC
02/21/24	Buy	HUF	289,464	EUR	760	—	(8,938)	MSC
02/21/24	Buy	PLN	87	EUR	20	96	—	MSC
02/21/24	Buy	PLN	783	EUR	180	863	—	MSC
02/21/24	Buy	PLN	3,525	EUR	810	3,883	—	MSC
02/21/24	Buy	SEK	1,232	EUR	110	—	(461)	MSC
02/21/24	Buy	SEK	1,568	EUR	140	—	(588)	MSC
02/21/24	Buy	SEK	2,017	EUR	180	—	(755)	MSC
02/21/24	Buy	SEK	3,249	EUR	290	—	(1,217)	MSC
						$6,944	$(13,871)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).